Deferred Revenue Additional (Details) oz in Thousands, $ in Thousands		12 Months Ended			51 Months Ended
	Mar. 28, 2025 USD ($) oz	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 USD ($) oz	Mar. 27, 2025 oz
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Current portion of deferred revenue		$ 12,800	$ 31,712
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received			3,249
Current portion of deferred revenue			14,758
Copper
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Current portion of deferred revenue			$ 17,000
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be received (in ounce) | oz				49
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price				20.00%
Royal Gold | Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price				40.00%
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced				25.00%
Royal Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	10.00%			10.00%
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received	$ 50,000	50,000		$ 100,000
Current portion of deferred revenue		$ 12,800
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be delivered (in ounce) | oz	160			93	93